16. Subsequent Events (Details) - USD ($)		1 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended
	Nov. 06, 2017	Nov. 14, 2017	Apr. 30, 2017	Apr. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Proceeds Received from Private Placement Memorandum					$ 356,100	$ 0	$ 197,730	$ 0	$ 553,830
Payments to Acquire Intangible Assets					$ 150,000	$ 0	$ 0	$ 14,739
Preferred Stock
Stock Issued During Period, Shares, New Issues								732,018
Common Stock
Shares Issued for Services					914,008		1,077,433	1,010,000
Stock Issued During Period, Shares, New Issues					230,775		0
Shares Issued, Price Per Share			$ 2.40	$ 2.40
Subsequent Event
Proceeds Received from Private Placement Memorandum				$ 197,730
Stock Issued During Period, Shares, Restricted Stock Award, Gross				80,000
Stock Issued During Period, Value, Restricted Stock Award, Gross				$ 415,136
Subsequent Event | Common Stock
Shares Issued for Services				430,209
Stock Issued During Period, Shares, New Issues				230,775
Subsequent Event | Prestocorp | Preferred Stock
Shares Issued for Services	1,000
Preferred Stock, Liquidation Preference, Value	$ 1,000
Subsequent Event | Prestocorp | Common Stock
Convertible Preferred Stock, Shares Issued upon Conversion	332,447
Subsequent Event | White Rabbit
Payments to Acquire Intangible Assets			$ 150,000
Subsequent Event | White Rabbit | Common Stock
Stock Issued During Period, Shares, Purchase of Assets			10,000
Subsequent Event | Director
Shares Issued for Services		64,083
Subsequent Event | Vendors
Shares Issued for Services		238,799